Other investments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Investments

	Investments designated as measured at FVTOCI	Investments measured at FVTPL	2018	2017
	£m	£m	£m	£m
At 1 January	869	49	918	985
Exchange adjustments	48	4	52	(64)
Additions	363	9	372	80
Net fair value movements through Other comprehensive income	118	0	118	11
Net fair value movements through profit or loss	0	16	16	—
Impairment losses	0	0	0	(30)
Disposals and settlements	(89)	(6)	(95)	(64)
Transfers to Assets held for sale	(59)	0	(59)	—

At 31 December	1,250	72	1,322	918

Schedule of Carrying Value of Other Investments

The carrying value at 31 December 2017 of Other investments which had been impaired was as follows:

2017 £m
Original cost	475
Cumulative impairments recognised in the income statement	(283)
Subsequent fair value increases	210

Carrying value at 31 December 2017	402